Concentration - Schedule of Accounts Receivable (Details)	Jun. 30, 2014	Dec. 31, 2013
Percentage of accounts receivable	73.00%	75.00%
Customer A [Member]
Percentage of accounts receivable	35.00%	35.00%
Customer B [Member]
Percentage of accounts receivable	38.00%	32.00%
Customer C [Member]
Percentage of accounts receivable	6.00%	8.00%